Related Parties Transactions (Details) - Schedule of Due From Related Parties - Non Current - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties – Non-Current		$ 953,499	$ 865,477
Less: allowance for expected credit losses accounts	$ (839,983)	(839,983)
BioFirst (Australia) [Member]
Related Party Transaction [Line Items]
Due from related parties – Non-Current	839,983	839,983
BioHopeKing Corporation [Member]
Related Party Transaction [Line Items]
Due from related parties – Non-Current	123,363	113,516
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties – Non-Current	963,346	953,499
Net	$ 123,363	$ 113,516	$ 865,477